Solido Ventures Inc. (A Development Stage Company) Statement of Shareholders' Equity and Other Comprehensive Income (USD $)	0 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,750)	$ (3,835)
Common Stock
Shares, Outstanding	0	0
Shares, Outstanding	0	37,500,000